Operating costs and other operating income - Summary of general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and expenses
Personnel costs and directors fees	€ (71,190)	€ (70,110)	€ (51,204)
Depreciation	(16,621)	(5,147)	(1,421)
Legal and professional fees	(26,072)	(25,592)	(11,568)
Other operating expenses	(27,016)	(17,908)	(8,190)
Total general and administrative expenses	€ (140,899)	€ (118,757)	€ (72,382)